Shareholder's capital - Schedule of Share-Based Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Total share-based compensation	$ 13.0	$ 18.4
Performance and restricted share units
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Total share-based compensation	10.8	16.0
Director's deferred share units
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Total share-based compensation	1.6	1.1
Employee share purchase
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Total share-based compensation	0.5	0.6
Share options
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Total share-based compensation	$ 0.1	$ 0.7